united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC

4221 N 203rd Street, Elkhorn, Nebraska 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 9/30

Date of reporting period: 3/31/20

Item 1. Reports to Stockholders.

Vertical Capital Income Fund

VCIF
Cusip: 92535C104

Semi-Annual Report
March 31, 2020

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website https://www.vertical-incomefund.com/, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

Against the backdrop of the coronavirus pandemic, we present our mid-year update for the Vertical Capital Income Fund (the “Fund”). Consistent with the Fund’s investment objective to seek income, the Fund made monthly distributions from operations aggregating approximately $0.18 per share for the six-month period ended March 31, 2020. In addition, a special distribution of approximately $0.19 per share was paid in December 2019 as a result of net capital gains realized on loan sales and loan payoffs during the Fund’s last fiscal year ending September 30, 2019. The Fund has made a special distribution each year since inception.

For the six-month period ended March 31, 2020 the Fund produced a total return, based on its traded share price, of -19.19% compared to one of its key benchmarks, the Bloomberg Barclays U.S. Mortgage Backed Securities Index, which reported a total return of 3.55%. (Please see the definition of the index that accompanies the performance table that immediately follows this letter.) During the same period the S&P 500 Total Return Index was -12.31%. The SEC Yield per share as of March 31, 2020 totaled 2.53%. Obviously, the collapse of equity markets in March had a severe negative impact on the Fund’s share price and performance. The Fund’s traded share price was $10.68 at the beginning of the period. The shares traded down to just under $10.00 for a short period of time in October 2019, and then gained some traction trading up to a high of $11.00 in February 2020. At the bottom in March the share price fell to a low of $7.29 and then rebounded slightly, closing at $8.38 on March 31, 2020. Since then the share price recovered during April and early May, but not fully to pre-virus crisis levels.

In comparison the Fund produced a total return based on its net asset value (“NAV”) per share for the same six-month period of -4.39% The Fund’s NAV per share was $12.75 at September 30, 2019, and its NAV per share was $11.80 at March 31, 2020. Since inception, the Fund has produced an annualized total return of 0.94%, based on a hybrid calculation using NAV per share prior to its listing on the NYSE in May 2019 and using its traded share price thereafter. The Fund’s total return since inception, based solely on NAV per share, was 6.88%.

Update on Economic Outlook

As we reported to you last November, the U.S. economy was expected to grow in the ranges of 1.1% and 1.4% for 2020 and 2021, respectfully; reflecting continued growth, albeit at a slower rate than in immediately prior years. The unemployment rate was generally projected to hover around 4.0% for both 2020 and 2021. In March, as awareness of a virus pandemic became known, economists began adjusting their forecasts to reflect slight downturns in GDP beginning in the third quarter. Within one month, as the full impact of the disease was becoming evident, revised forecasts began assuming a severe decline in economic activity and a substantial increase in unemployment.

Many economists believe that we will have a “v-shaped” recovery, one in which the U.S. will experience a sharp drop in GDP beginning in the second quarter of this year followed by a strong rebound recovery late in 2020 and into 2021. However, others see a “u-shaped” recovery where negative conditions will exist much longer. Either way the U.S. will suffer as we witness business closings and job losses.

In order to support the economy and provide liquidity to the U.S. banking system, the Federal Reserve has lowered its Fed Fund Rate to near zero with the likelihood that this benchmark rate will remain unchanged through 2021 and likely into 2022. At the same time, investors seeking safety have been reallocating funds from the equity markets to the capital markets, pushing the interest rate on the 10-year U.S. Treasury note to under 1%.

Update on the U.S. Mortgage Market

The U.S. housing market had been very strong prior to the crisis. Both starts of new construction homes and sales of existing homes were strong. Given the disruption in the economy, home starts in 2020 are expected to slow a bit and then rebound, generally mirroring the timeline and shape of the overall economic recovery. Home sales for 2020 are now expected to be about 2% less than previously projected. In absolute terms, the U.S. should have approximately 700,000 new housing starts and about five million home sales this calendar year – still relatively large numbers.

Total residential mortgage originations for 2020 are currently anticipated to be $2.4 trillion, a more than 10% increase over 2019 primarily as a result of a 30% increase in re-financings due to lower mortgage rates. Since the stability of the housing market is so fundamental to the U.S. economy, the Federal Reserve has interjected itself into the market, aggressively providing funds to purchase mortgage backed securities issued by the FHA, Freddie Mac and Fannie Mae (collectively the “GSEs”).

Update on Fund Strategy

The Fund meets its investment objective primarily by investing in mortgage notes secured by first liens on residential real estate. These are “whole loans”, not mortgage backed securities, which the Fund does not acquire. We pursue investment opportunities in many types of residential mortgage whole loans, including agency ineligible (“conforming” loans that would have otherwise qualified for funding by one of the GSEs, but were rejected for technical defects in the application or documentation process), non-qualified (loans that do not meet the criteria for purchase or origination by a GSE), performing, re-performing (loans that were non-performing at one point and have now become performing), long-term, short-term, fixed rate and adjustable.

The Fund primarily invests through participation in the secondary residential whole loan market and typically purchases loans at a discount to their current unpaid principal balances. The secondary residential whole loan market is part of the larger $11 trillion one- to four- family residential mortgage market and historically boasts a deep roster of institutional participants, along with a diverse universe of sellers and reasons for sale. As such, we are comfortable that we will continue to see an adequate supply of investment opportunities.

Update on Operations and Liquidity

Total net assets as of March 31, 2020 were approximately $122.5 million, comprised of 790 individual loan investments. Every one of the portfolio’s key metrics, including current weighted average loan-to-value, weighted average effective interest rates, borrower FICO credit scores and percent of performing loans, are generally the same or better as of March 31, 2020 compared to six months ago. Through March, the percentage of non-performing loans (defined as more than 60-days past due, in bankruptcy or foreclosure), was generally consistent with the Fund’s prior history.

Given the current struggling economic environment, it is expected that some borrowers whose financial situations are being negatively impacted by income and/or job loss, would begin seeking some form of debt relief. In April we did receive inquiries mostly questioning “what happens if I have a financial problem”. A smaller number of those inquiries progressed to actual requests for assistance. In these situations, and in others that may arise, we intend to implement humanitarian solutions without compromising the financial viability of the Fund for borrowers that have legitimate needs arising out of the COVID-19 crisis.

We continue to employ a conservative approach to managing the Fund’s balance sheet. At March 31, 2020 the Fund had approximately $10.5 million drawn on its line of credit, against $35 million of committed availability. This is equivalent to a leverage ratio of approximately 12% of total market capitalization and 8.5% of NAV. The line’s term expires in July and contains a one-year extension option, which we intend to exercise. The line is used to fund short-term working capital needs, bridge transactional activity and increase investment in mortgage loans when such investment is accretive to the Fund’s earnings.

The Fund also typically receives cash each month from loan payoffs as a result of borrowers selling their homes or refinancing. A typical 25- to 30- year mortgage loan has historically paid off in six-to-seven years on average, depending on market interest rates. Generally, the volume of re-financings is higher in a low interest rate environment. When received, this capital is typically redeployed into new investments.

We appreciate your support and look forward to reporting to you later this year.

Regards,

Robert J. Chapman

Chairman of the Board of Trustees and Portfolio Manager

Vertical Capital Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures for the period ended March 31, 2020, compared to its benchmark:

	Six Months	One Year	Three Years	Five Years	Since Inception*
Vertical Capital Income Fund-NAV	-4.39%	-1.90%	2.68%	5.75%	6.88%
Vertical Capital Income Fund-Market Price **	-19.19%	-30.42%	-8.14%	-1.25%	-0.94%
Bloomberg Barclays Capital Mortgage Backed Securities Index	3.55%	7.03%	4.04%	2.94%	2.77%

*	The Fund commenced operations on December 30, 2011. The performance of the Fund is based on average annual returns.

**	The calculation is made using the NAV until the initial Market Price on May 30, 2019.

The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged index composed of securities backed by mortgage pools of Ginnie Mae, Freddie Mac and Fannie Mae. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-866-277-VCIF.

PORTFOLIO COMPOSITION***

Mortgage Notes	99.9%
Other Investments	0.10%
100.0%

*** Based on Investments at Value as of March 31, 2020.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 103.9%
$112,946	Loan ID 200003	Fixed	7.250%	9/1/2035	$98,566
224,554	Loan ID 200004	Fixed	7.990%	10/1/2036	224,554
48,325	Loan ID 200012	ARM	9.800%	7/1/2037	45,676
35,104	Loan ID 200016	ARM	10.375%	1/1/2031	35,104
46,530	Loan ID 200018	Fixed	7.000%	1/1/2033	46,530
97,188	Loan ID 200023	Fixed	5.875%	12/1/2050	88,773
205,980	Loan ID 200026	Fixed	4.750%	1/1/2050	205,980
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	228,102
199,412	Loan ID 200029	Fixed	6.310%	7/1/2037	161,266
318,252	Loan ID 200032	Fixed	3.130%	1/1/2051	287,755
536,088	Loan ID 200035	Fixed	4.625%	11/1/2050	435,934
149,342	Loan ID 200037	Fixed	7.800%	5/1/2035	149,342
109,804	Loan ID 200041	Fixed	4.875%	8/1/2039	109,804
38,402	Loan ID 200042	Fixed	7.000%	12/1/2037	38,402
47,615	Loan ID 200043	Fixed	6.125%	7/1/2039	47,615
48,965	Loan ID 200048	Fixed	5.500%	8/1/2039	48,965
145,083	Loan ID 200052	Fixed	5.125%	5/1/2040	145,083
51,616	Loan ID 200054	Fixed	8.250%	3/1/2039	51,616
78,068	Loan ID 200055	Fixed	10.000%	1/5/2036	74,164
117,263	Loan ID 200057	ARM	4.250%	10/1/2036	116,759
30,712	Loan ID 200060	Fixed	5.750%	8/1/2039	30,712
24,054	Loan ID 200065	ARM	8.375%	1/1/2037	24,054
188,373	Loan ID 200075	Fixed	4.250%	2/1/2042	186,489
157,496	Loan ID 200076	Fixed	4.250%	12/1/2041	80,435
21,836	Loan ID 200078	Fixed	7.000%	8/1/2036	21,836
132,906	Loan ID 200079	Fixed	5.000%	2/1/2059	117,516
64,223	Loan ID 200082	Fixed	8.250%	4/1/2040	57,159
174,252	Loan ID 200084	Fixed	7.000%	3/1/2039	149,757
189,821	Loan ID 200086	Fixed	4.250%	11/1/2050	152,517
217,071	Loan ID 200087	Fixed	6.000%	3/1/2051	199,644
115,533	Loan ID 200088	Fixed	7.000%	6/1/2039	99,149
250,283	Loan ID 200089	Fixed	3.875%	3/1/2052	214,001
270,521	Loan ID 200090	Fixed	4.500%	11/1/2036	73,701
122,315	Loan ID 200093	Fixed	5.000%	2/1/2038	122,315
70,030	Loan ID 200102	Fixed	8.250%	3/1/2040	68,567
106,598	Loan ID 200110	Fixed	8.250%	8/1/2039	106,598
68,577	Loan ID 200128	Fixed	4.710%	7/1/2037	49,220
442,278	Loan ID 200129	Fixed	4.625%	3/1/2052	385,908
25,418	Loan ID 200131	Fixed	3.875%	11/1/2027	24,877
114,790	Loan ID 200135	Fixed	4.375%	12/1/2042	113,814
117,972	Loan ID 200137	Fixed	4.500%	9/1/2042	117,097
72,790	Loan ID 200141	Fixed	4.250%	2/1/2042	70,915
118,359	Loan ID 200143	Fixed	3.000%	2/1/2037	111,264
377,725	Loan ID 200145	Fixed	4.625%	8/1/2051	316,002
94,066	Loan ID 200152	ARM	4.625%	9/1/2037	93,206
143,974	Loan ID 200158	Fixed	3.625%	12/1/2042	139,698
116,314	Loan ID 200160	Fixed	3.250%	2/1/2043	110,570
205,518	Loan ID 200162	Fixed	3.875%	7/1/2042	201,244
183,410	Loan ID 200165	Fixed	4.375%	12/1/2041	181,831
99,972	Loan ID 200168	Fixed	3.750%	10/1/2042	97,038

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$21,049	Loan ID 200169	Fixed	6.923%	9/1/2034	$21,049
129,521	Loan ID 200172	Fixed	7.250%	2/1/2037	129,521
84,317	Loan ID 200174	Fixed	7.340%	4/1/2037	84,317
48,486	Loan ID 200175	Fixed	9.600%	5/1/2037	48,486
23,190	Loan ID 200177	Fixed	8.000%	1/11/2022	23,190
106,356	Loan ID 200181	Fixed	7.500%	6/1/2041	106,356
68,856	Loan ID 200184	Fixed	4.375%	12/1/2042	68,122
26,451	Loan ID 200185	Fixed	5.375%	6/1/2042	26,451
50,377	Loan ID 200186	Fixed	5.125%	8/1/2042	50,377
309,181	Loan ID 200190	Fixed	3.625%	11/1/2042	300,256
153,173	Loan ID 200194	Fixed	4.750%	9/1/2041	153,173
242,886	Loan ID 200195	Fixed	3.875%	3/1/2042	237,791
94,032	Loan ID 200196	Fixed	4.500%	1/1/2043	93,450
38,273	Loan ID 200198	Fixed	5.250%	10/1/2042	38,273
264,462	Loan ID 200199	Fixed	4.000%	9/1/2042	259,712
227,973	Loan ID 200200	Fixed	3.875%	9/1/2042	222,856
41,096	Loan ID 200201	Fixed	5.125%	8/1/2041	41,096
21,087	Loan ID 200206	Fixed	3.990%	12/1/2042	20,630
43,589	Loan ID 200208	Fixed	4.250%	1/1/2043	43,090
179,431	Loan ID 200209	Fixed	3.875%	8/1/2042	175,718
50,358	Loan ID 200214	Fixed	5.750%	7/1/2039	50,358
106,708	Loan ID 200216	Fixed	5.750%	9/1/2039	106,708
134,887	Loan ID 200217	Fixed	5.250%	7/1/2040	134,887
69,004	Loan ID 200218	Fixed	4.250%	12/1/2041	68,273
186,873	Loan ID 200219	Fixed	4.250%	4/1/2043	184,913
174,746	Loan ID 200224	Fixed	4.000%	7/1/2043	172,051
76,500	Loan ID 200226	Fixed	5.250%	7/1/2041	76,500
47,349	Loan ID 200228	Fixed	4.625%	8/1/2042	47,205
135,897	Loan ID 200230	Fixed	3.500%	2/1/2043	131,184
63,721	Loan ID 200232	Fixed	3.875%	8/1/2042	62,405
110,209	Loan ID 200243	Fixed	3.750%	4/1/2043	106,983
24,890	Loan ID 200244	Fixed	5.000%	5/1/2042	24,805
187,710	Loan ID 200245	Fixed	3.875%	3/1/2043	183,690
84,703	Loan ID 200286	Fixed	4.500%	7/1/2043	84,421
94,415	Loan ID 200287	Fixed	4.375%	7/1/2043	93,613
312,342	Loan ID 200288	Fixed	4.375%	11/1/2041	310,180
190,817	Loan ID 200296	Fixed	3.250%	2/1/2043	181,461
113,586	Loan ID 200300	Fixed	8.400%	10/20/2037	113,586
94,306	Loan ID 200302	Fixed	9.875%	10/1/2035	94,306
125,879	Loan ID 200304	Fixed	7.250%	10/1/2033	125,879
35,906	Loan ID 200313	Fixed	8.500%	3/1/2028	29,979
278,116	Loan ID 200315	ARM	5.250%	6/1/2037	248,307
63,523	Loan ID 200317	Fixed	7.000%	9/1/2032	63,523
71,598	Loan ID 200326	Fixed	8.375%	10/1/2036	71,598
240,423	Loan ID 200330	Fixed	7.000%	8/1/2037	103,026
93,508	Loan ID 200332	Fixed	5.775%	10/1/2037	93,508
86,371	Loan ID 200334	Fixed	7.000%	1/1/2033	86,371
257,406	Loan ID 200335	Fixed	5.000%	11/1/2052	242,436
40,271	Loan ID 200337	Fixed	7.000%	10/1/2034	40,271
44,890	Loan ID 200338	ARM	10.500%	8/1/2029	44,890

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$133,427	Loan ID 200339	Fixed	2.000%	10/1/2033	$119,035
28,702	Loan ID 200340	Fixed	7.000%	3/1/2030	28,702
56,757	Loan ID 200348	Fixed	6.500%	7/1/2038	56,757
227,909	Loan ID 200349	Fixed	7.000%	1/1/2037	155,753
67,600	Loan ID 200352	Fixed	7.000%	8/1/2030	67,600
80,870	Loan ID 200358	Fixed	5.000%	4/1/2025	80,157
63,562	Loan ID 200361	Fixed	7.500%	1/1/2034	63,562
79,533	Loan ID 200366	Fixed	6.250%	3/1/2034	79,533
159,330	Loan ID 200368	Fixed	4.500%	4/1/2036	159,119
67,851	Loan ID 200374	ARM	7.875%	5/1/2034	64,459
176,212	Loan ID 200380	Fixed	4.220%	4/1/2049	163,998
280,104	Loan ID 200384	Fixed	5.000%	11/1/2047	260,743
136,993	Loan ID 200385	Fixed	8.250%	1/1/2040	136,993
116,927	Loan ID 200389	Fixed	4.820%	8/1/2047	10,140
190,718	Loan ID 200390	Fixed	4.780%	4/16/2047	167,421
148,130	Loan ID 200391	Fixed	4.000%	1/13/2035	145,395
59,690	Loan ID 200392	Fixed	10.000%	6/5/2034	59,690
74,521	Loan ID 200395	Fixed	4.860%	4/1/2047	69,310
68,225	Loan ID 200396	Fixed	10.000%	2/1/2036	68,225
79,836	Loan ID 200397	ARM	5.000%	9/1/2037	78,598
64,916	Loan ID 200399	Fixed	4.980%	6/1/2037	64,916
43,840	Loan ID 200403	Fixed	8.300%	10/15/2032	43,840
52,526	Loan ID 200404	Fixed	8.100%	5/1/2037	52,526
86,302	Loan ID 200405	Fixed	4.870%	12/1/2035	86,262
112,394	Loan ID 200406	Fixed	4.875%	10/1/2051	112,394
221,452	Loan ID 200407	Fixed	6.500%	4/1/2042	221,452
333,846	Loan ID 200409	Fixed	6.000%	2/1/2049	297,694
98,829	Loan ID 200411	Fixed	8.275%	6/1/2037	98,829
64,184	Loan ID 200417	Fixed	7.000%	5/1/2035	64,184
132,966	Loan ID 200419	Fixed	4.000%	12/19/2035	127,505
150,297	Loan ID 200420	Fixed	4.225%	4/10/2038	147,745
71,021	Loan ID 200421	Fixed	7.710%	8/1/2037	71,021
130,491	Loan ID 200422	Fixed	3.830%	8/1/2053	112,517
120,627	Loan ID 200423	Fixed	4.500%	6/1/2043	119,945
208,140	Loan ID 200430	Fixed	3.625%	7/1/2043	201,444
274,189	Loan ID 200432	Fixed	4.875%	5/1/2043	274,189
120,300	Loan ID 200433	Fixed	4.250%	8/1/2043	119,100
191,920	Loan ID 200435	Fixed	4.625%	11/1/2052	191,207
40,980	Loan ID 200439	Fixed	5.000%	8/1/2041	37,430
138,418	Loan ID 200445	Fixed	5.250%	2/1/2039	138,418
37,039	Loan ID 200447	Fixed	5.875%	11/4/2034	37,039
74,460	Loan ID 200448	Fixed	5.750%	5/1/2042	67,674
131,291	Loan ID 200449	Fixed	5.000%	2/1/2042	123,153
332,038	Loan ID 200451	Fixed	6.250%	7/1/2038	332,038
231	Loan ID 200453	ARM	6.000%	3/1/2026	231
179,011	Loan ID 200460	Fixed	7.000%	7/1/2041	179,011
366,809	Loan ID 200462	Fixed	6.000%	7/1/2045	337,448
227,766	Loan ID 200465	Fixed	6.500%	7/1/2037	223,462
101,915	Loan ID 200468	Fixed	5.625%	12/1/2044	14,580
119,357	Loan ID 200469	Fixed	6.500%	7/1/2037	111,669

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$269,056	Loan ID 200473	Fixed	4.000%	12/1/2042	$232,399
234,527	Loan ID 200474	Fixed	5.750%	11/1/2050	234,527
161,788	Loan ID 200475	Fixed	5.450%	7/1/2049	161,788
184,865	Loan ID 200476	Fixed	6.000%	9/1/2050	184,865
87,229	Loan ID 200482	Fixed	4.375%	11/1/2028	86,693
81,942	Loan ID 200483	Fixed	4.375%	11/1/2028	81,439
69,692	Loan ID 200485	Fixed	4.125%	2/1/2043	68,751
228,453	Loan ID 200486	Fixed	3.500%	1/1/2043	220,044
106,071	Loan ID 200489	Fixed	4.000%	3/1/2043	104,140
49,821	Loan ID 200490	Fixed	4.000%	11/1/2028	48,922
188,171	Loan ID 200491	Fixed	5.500%	10/1/2039	188,171
112,607	Loan ID 200492	Fixed	4.000%	1/1/2043	110,650
259,770	Loan ID 200494	Fixed	4.625%	10/1/2043	259,770
296,365	Loan ID 200497	Fixed	3.250%	4/1/2043	281,538
252,572	Loan ID 200499	Fixed	4.250%	1/1/2043	249,288
194,944	Loan ID 200500	Fixed	5.875%	2/1/2037	194,944
344,977	Loan ID 200504	Fixed	3.375%	3/1/2043	329,707
64,273	Loan ID 200507	Fixed	4.500%	9/1/2042	64,002
309,499	Loan ID 200514	Fixed	3.000%	4/1/2047	290,985
92,137	Loan ID 200515	Fixed	8.250%	2/1/2039	92,137
95,090	Loan ID 200517	Fixed	8.000%	5/1/2039	95,090
188,447	Loan ID 200518	Fixed	3.000%	12/1/2050	177,182
296,225	Loan ID 200519	Fixed	3.000%	11/1/2049	279,188
104,350	Loan ID 200527	Fixed	4.500%	12/1/2043	104,087
370,171	Loan ID 200529	Fixed	4.625%	2/1/2044	369,922
163,448	Loan ID 200531	Fixed	4.625%	11/1/2043	162,987
100,813	Loan ID 200532	Fixed	3.250%	7/1/2043	95,777
80,936	Loan ID 200537	Fixed	4.500%	3/1/2042	80,856
77,909	Loan ID 200540	Fixed	3.875%	2/1/2043	76,239
44,297	Loan ID 200545	Fixed	4.375%	2/1/2029	43,942
114,999	Loan ID 200546	Fixed	5.375%	12/1/2043	114,999
155,184	Loan ID 200548	Fixed	5.250%	2/1/2044	155,184
126,608	Loan ID 200564	Fixed	4.875%	5/1/2039	126,608
121,363	Loan ID 200567	Fixed	3.375%	5/1/2043	116,143
126,310	Loan ID 200571	Fixed	4.500%	7/1/2043	125,726
88,306	Loan ID 200573	Fixed	3.750%	9/1/2042	80,006
122,086	Loan ID 200574	Fixed	4.875%	1/1/2044	111,069
170,493	Loan ID 200578	Fixed	4.750%	8/1/2040	170,493
44,880	Loan ID 200579	Fixed	4.875%	5/1/2042	44,625
159,338	Loan ID 200580	Fixed	4.125%	11/1/2041	157,409
52,255	Loan ID 200583	Fixed	3.625%	9/1/2027	50,670
302,043	Loan ID 200586	Fixed	3.500%	1/1/2043	291,214
232,817	Loan ID 200588	Fixed	3.750%	5/1/2042	227,162
61,794	Loan ID 200593	Fixed	3.875%	6/1/2042	60,410
211,827	Loan ID 200594	Fixed	4.250%	4/1/2043	210,007
35,836	Loan ID 200597	Fixed	5.625%	2/1/2044	35,836
170,753	Loan ID 200602	Fixed	3.750%	3/1/2043	166,385
67,764	Loan ID 200604	Fixed	3.500%	1/1/2043	65,329
137,975	Loan ID 200605	Fixed	4.875%	12/1/2043	123,490
124,700	Loan ID 200608	Fixed	4.125%	11/1/2043	123,150

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$116,938	Loan ID 200612	Fixed	4.500%	2/1/2043	$116,507
188,768	Loan ID 200613	Fixed	3.369%	1/1/2043	180,897
95,098	Loan ID 200615	Fixed	4.250%	8/1/2043	94,106
318,813	Loan ID 200616	Fixed	4.875%	2/1/2044	318,813
212,330	Loan ID 200620	Fixed	4.250%	10/1/2043	210,173
122,091	Loan ID 200621	Fixed	3.625%	1/1/2043	117,890
67,237	Loan ID 200623	Fixed	4.375%	12/1/2042	66,627
122,159	Loan ID 200627	Fixed	4.250%	10/1/2043	120,946
155,587	Loan ID 200630	Fixed	5.250%	9/1/2043	155,587
324,645	Loan ID 200632	Fixed	5.250%	5/1/2044	324,645
211,994	Loan ID 200633	Fixed	5.125%	5/1/2044	211,994
215,477	Loan ID 200634	Fixed	4.375%	1/1/2044	214,100
136,892	Loan ID 200642	Fixed	5.000%	3/1/2044	128,778
110,859	Loan ID 200645	Fixed	5.000%	4/1/2044	110,859
132,692	Loan ID 200649	Fixed	4.375%	3/1/2044	115,809
121,862	Loan ID 200650	Fixed	4.875%	5/1/2044	121,862
215,478	Loan ID 200651	Fixed	3.625%	7/1/2043	208,479
129,384	Loan ID 200655	Fixed	3.375%	5/1/2043	123,700
143,031	Loan ID 200656	Fixed	6.875%	7/1/2037	37,251
140,042	Loan ID 200657	Fixed	4.875%	8/1/2051	140,042
166,880	Loan ID 200660	Fixed	5.875%	3/1/2038	166,880
197,465	Loan ID 200662	Fixed	5.000%	3/1/2044	197,465
64,781	Loan ID 200663	Fixed	4.750%	5/1/2044	64,781
279,248	Loan ID 200668	Fixed	3.625%	4/1/2043	271,098
146,424	Loan ID 200669	Fixed	5.250%	4/1/2044	146,424
49,631	Loan ID 200670	Fixed	4.375%	2/1/2029	49,153
222,152	Loan ID 200671	Fixed	4.625%	8/1/2043	221,813
144,953	Loan ID 200672	Fixed	3.750%	7/1/2043	140,896
290,117	Loan ID 200674	Fixed	4.500%	5/1/2044	288,768
92,724	Loan ID 200677	Fixed	3.625%	5/1/2028	89,843
433,373	Loan ID 200678	Fixed	4.375%	2/1/2044	429,984
239,807	Loan ID 200679	Fixed	5.000%	4/1/2044	206,393
178,466	Loan ID 200682	Fixed	4.875%	5/1/2044	166,716
118,888	Loan ID 200684	Fixed	4.875%	4/1/2044	118,888
216,225	Loan ID 200685	Fixed	4.875%	5/1/2044	216,225
209,774	Loan ID 200690	Fixed	4.250%	4/1/2044	208,002
229,251	Loan ID 200692	Fixed	4.625%	7/1/2044	228,427
100,047	Loan ID 200694	Fixed	4.500%	9/1/2043	99,604
44,369	Loan ID 200696	Fixed	3.750%	10/1/2042	43,289
84,920	Loan ID 200700	Fixed	4.250%	2/1/2044	83,979
160,533	Loan ID 200701	Fixed	4.750%	6/1/2044	129,867
90,435	Loan ID 200704	Fixed	4.375%	3/1/2043	89,465
124,147	Loan ID 200708	Fixed	4.875%	2/1/2044	124,147
47,701	Loan ID 200709	Fixed	4.375%	4/1/2043	47,322
107,918	Loan ID 200710	Fixed	4.500%	7/1/2044	107,384
574,659	Loan ID 200714	Fixed	4.175%	11/1/2036	527,886
196,591	Loan ID 200716	ARM	5.050%	8/1/2037	164,213
133,126	Loan ID 200720	ARM	5.500%	4/1/2042	107,592
145,049	Loan ID 200726	Fixed	4.375%	9/1/2037	112,075
151,505	Loan ID 200727	Fixed	3.500%	7/1/2037	146,482

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$442,662	Loan ID 200730	ARM	4.750%	9/1/2036	$275,694
187,259	Loan ID 200732	Fixed	4.125%	9/1/2027	184,877
213,831	Loan ID 200733	Fixed	3.750%	12/1/2042	208,459
94,971	Loan ID 200735	Fixed	4.500%	6/1/2044	94,674
136,150	Loan ID 200736	Fixed	4.750%	5/1/2044	127,035
165,144	Loan ID 200742	Fixed	4.250%	4/1/2043	163,015
178,449	Loan ID 200744	Fixed	3.625%	6/1/2043	172,794
423,793	Loan ID 200748	Fixed	4.750%	12/1/2043	423,793
56,457	Loan ID 200753	Fixed	5.250%	5/1/2044	56,457
51,202	Loan ID 200755	Fixed	4.250%	6/1/2043	50,712
177,156	Loan ID 200756	Fixed	4.875%	11/1/2043	177,156
116,330	Loan ID 200759	Fixed	3.750%	6/1/2043	113,470
278,527	Loan ID 200762	Fixed	3.875%	5/1/2042	272,858
192,237	Loan ID 200765	Fixed	4.875%	11/1/2043	192,237
456,216	Loan ID 200766	Fixed	3.625%	12/1/2042	442,892
167,744	Loan ID 200771	Fixed	4.500%	4/1/2043	150,004
228,743	Loan ID 200772	Fixed	3.750%	3/1/2043	223,094
190,648	Loan ID 200774	Fixed	3.875%	7/1/2043	186,543
41,721	Loan ID 200775	Fixed	4.250%	4/1/2043	41,233
76,165	Loan ID 200776	Fixed	4.250%	3/1/2044	75,265
50,621	Loan ID 200777	Fixed	4.750%	6/1/2044	49,633
158,329	Loan ID 200781	Fixed	4.625%	9/1/2044	157,133
132,700	Loan ID 200783	Fixed	4.750%	9/1/2044	132,700
105,510	Loan ID 200785	Fixed	4.500%	8/1/2044	105,141
213,333	Loan ID 200786	Fixed	4.625%	7/1/2044	213,333
40,826	Loan ID 200787	Fixed	4.750%	9/1/2044	40,556
121,278	Loan ID 200789	Fixed	3.750%	9/1/2044	118,058
142,431	Loan ID 200790	Fixed	4.250%	8/1/2044	141,216
192,164	Loan ID 200791	Fixed	4.875%	6/1/2044	192,164
84,224	Loan ID 200795	Fixed	6.750%	8/1/2036	84,224
68,909	Loan ID 200796	Fixed	5.880%	12/1/2053	62,966
49,788	Loan ID 200799	Fixed	4.000%	2/5/2053	45,983
62,547	Loan ID 200800	Fixed	4.000%	1/1/2053	29,916
149,362	Loan ID 200805	Fixed	4.625%	7/1/2050	109,515
155,106	Loan ID 200806	Fixed	5.000%	8/1/2049	114,785
55,426	Loan ID 200808	Fixed	4.250%	11/1/2050	25,883
113,734	Loan ID 200809	Fixed	5.000%	4/1/2050	67,953
228,161	Loan ID 200814	Fixed	8.250%	7/1/2039	228,161
275,219	Loan ID 200817	Fixed	5.000%	1/1/2050	180,697
196,548	Loan ID 200821	Fixed	4.250%	8/1/2044	194,656
76,334	Loan ID 200823	Fixed	4.250%	9/1/2044	75,630
208,673	Loan ID 200824	Fixed	4.250%	8/1/2044	205,806
99,642	Loan ID 200826	Fixed	4.375%	9/1/2044	98,554
191,450	Loan ID 200829	Fixed	4.375%	7/1/2043	190,003
188,351	Loan ID 200830	ARM	2.875%	7/1/2044	183,810
53,489	Loan ID 200831	Fixed	4.250%	10/1/2044	52,768
319,133	Loan ID 200832	Fixed	4.250%	10/1/2044	315,349
150,046	Loan ID 200834	Fixed	4.125%	7/1/2043	147,927
309,173	Loan ID 200835	Fixed	5.000%	8/1/2043	309,173
218,508	Loan ID 200839	Fixed	5.000%	5/1/2044	218,508

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$280,094	Loan ID 200844	Fixed	4.500%	7/1/2043	$279,199
190,399	Loan ID 200846	Fixed	4.375%	11/1/2043	189,472
172,189	Loan ID 200847	Fixed	4.750%	10/1/2044	172,189
101,157	Loan ID 200853	Fixed	5.000%	4/1/2037	101,157
180,377	Loan ID 200856	Fixed	6.500%	6/1/2042	110,970
253,544	Loan ID 200858	Fixed	5.000%	1/1/2053	253,544
159,135	Loan ID 200860	Fixed	3.875%	3/1/2052	135,894
409,019	Loan ID 200861	Fixed	3.000%	6/1/2054	184,390
235,553	Loan ID 200863	Fixed	3.380%	7/1/2052	225,043
249,942	Loan ID 200866	Fixed	3.400%	5/1/2053	240,516
108,039	Loan ID 200867	Fixed	4.370%	9/1/2053	91,893
192,311	Loan ID 200873	Fixed	5.525%	11/1/2053	62,453
178,083	Loan ID 200880	Fixed	4.250%	6/1/2043	176,193
64,381	Loan ID 200883	Fixed	3.375%	5/1/2028	61,555
81,726	Loan ID 200886	Fixed	4.250%	10/1/2044	80,833
238,550	Loan ID 200887	Fixed	4.750%	9/1/2044	238,550
193,906	Loan ID 200891	Fixed	4.250%	10/1/2044	191,450
236,014	Loan ID 200892	Fixed	3.750%	9/1/2043	229,505
209,680	Loan ID 200895	Fixed	3.875%	11/1/2043	205,324
182,723	Loan ID 200897	Fixed	4.750%	10/1/2044	182,305
315,816	Loan ID 200900	Fixed	4.375%	9/1/2044	314,394
381,835	Loan ID 200905	Fixed	5.375%	9/1/2044	381,835
361,702	Loan ID 200907	ARM	5.020%	8/1/2047	342,861
101,003	Loan ID 200908	Fixed	4.000%	6/1/2049	99,601
111,165	Loan ID 200909	Fixed	4.870%	4/1/2047	111,165
675,060	Loan ID 200912	Fixed	4.500%	3/1/2037	674,274
56,363	Loan ID 200913	Fixed	4.250%	5/1/2047	51,719
140,825	Loan ID 200914	Fixed	2.875%	12/1/2047	132,155
79,604	Loan ID 200916	Fixed	4.000%	10/1/2037	75,602
153,497	Loan ID 200917	Fixed	4.875%	1/1/2051	153,497
88,679	Loan ID 200921	ARM	4.625%	7/1/2051	87,726
406,603	Loan ID 200922	Fixed	3.340%	9/1/2053	396,328
493,984	Loan ID 200924	Fixed	5.500%	9/1/2051	493,984
294,306	Loan ID 200927	Fixed	3.000%	8/1/2038	278,080
111,066	Loan ID 200928	Fixed	4.800%	12/1/2036	111,066
378,304	Loan ID 200931	Fixed	4.250%	12/1/2052	328,788
284,425	Loan ID 200933	Fixed	4.250%	3/1/2043	281,576
107,197	Loan ID 200934	Fixed	3.810%	1/1/2043	104,567
166,906	Loan ID 200935	Fixed	3.875%	4/1/2043	163,452
185,459	Loan ID 200940	Fixed	3.250%	2/1/2043	176,176
106,999	Loan ID 200941	Fixed	3.780%	1/1/2043	104,293
260,324	Loan ID 200942	Fixed	4.000%	4/1/2043	255,923
98,504	Loan ID 200944	Fixed	4.500%	2/1/2044	97,731
271,087	Loan ID 200947	Fixed	4.000%	2/1/2043	266,352
122,095	Loan ID 200948	Fixed	4.625%	12/1/2042	121,411
262,482	Loan ID 200949	Fixed	3.875%	4/1/2043	257,085
170,802	Loan ID 200952	Fixed	3.875%	1/1/2043	167,205
109,824	Loan ID 200953	Fixed	3.750%	12/1/2042	106,887
305,669	Loan ID 200955	Fixed	3.250%	5/1/2043	290,949
254,489	Loan ID 200956	Fixed	5.000%	8/1/2051	254,489

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$392,900	Loan ID 200959	Fixed	4.000%	11/1/2042	$386,506
331,835	Loan ID 200960	Fixed	3.500%	1/1/2043	319,602
193,006	Loan ID 200962	Fixed	4.250%	10/1/2044	191,126
332,415	Loan ID 200964	Fixed	3.750%	7/1/2043	323,929
138,787	Loan ID 200966	Fixed	4.875%	7/1/2044	138,787
89,844	Loan ID 200968	Fixed	4.250%	11/1/2044	66,547
344,227	Loan ID 200969	Fixed	4.875%	8/1/2043	344,227
145,999	Loan ID 200974	Fixed	4.250%	10/1/2044	144,471
335,326	Loan ID 200977	Fixed	4.875%	9/1/2044	335,326
190,428	Loan ID 200983	Fixed	4.375%	8/1/2044	189,054
108,812	Loan ID 200987	Fixed	4.625%	10/1/2044	108,673
155,101	Loan ID 200993	Fixed	2.004%	7/15/2049	134,205
51,520	Loan ID 200996	Fixed	2.500%	8/1/2048	41,105
347,758	Loan ID 200998	Fixed	3.875%	12/1/2050	337,090
122,410	Loan ID 201005	Fixed	4.750%	7/1/2041	122,410
40,675	Loan ID 201006	Fixed	6.875%	3/1/2038	40,675
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	83,521
75,370	Loan ID 201010	Fixed	5.500%	4/1/2039	68,489
43,945	Loan ID 201012	Fixed	7.500%	12/1/2038	43,945
53,411	Loan ID 201013	Fixed	7.500%	12/1/2038	46,413
95,696	Loan ID 201016	Fixed	6.500%	2/1/2036	95,696
72,263	Loan ID 201022	ARM	4.000%	5/1/2037	58,529
131,738	Loan ID 201023	Fixed	6.450%	2/1/2036	122,926
102,474	Loan ID 201027	ARM	9.538%	3/1/2037	102,474
98,017	Loan ID 201030	Fixed	5.000%	7/1/2042	98,017
134,632	Loan ID 201032	Fixed	4.500%	11/1/2044	132,985
271,726	Loan ID 201033	Fixed	4.125%	12/1/2044	268,363
84,320	Loan ID 201036	Fixed	4.375%	12/1/2044	83,606
65,980	Loan ID 201037	Fixed	8.250%	7/1/2039	65,980
87,834	Loan ID 201041	Fixed	3.750%	11/1/2052	85,159
108,445	Loan ID 201043	Fixed	4.000%	4/1/2039	99,751
166,942	Loan ID 201044	Fixed	4.870%	3/29/2037	166,942
101,730	Loan ID 201045	Fixed	3.375%	7/1/2037	83,801
276,448	Loan ID 201046	Fixed	3.000%	10/1/2058	124,447
105,492	Loan ID 201047	Fixed	3.625%	4/1/2053	96,715
63,248	Loan ID 201053	Fixed	3.860%	7/1/2053	62,015
201,538	Loan ID 201054	Fixed	2.400%	5/17/2050	174,833
565,141	Loan ID 201056	Fixed	3.000%	7/1/2054	476,598
158,730	Loan ID 201057	Fixed	4.000%	1/1/2050	135,971
120,581	Loan ID 201058	Fixed	4.250%	8/1/2037	119,579
101,207	Loan ID 201060	ARM	4.000%	7/1/2035	84,272
84,283	Loan ID 201061	Fixed	5.000%	2/1/2050	70,542
112,818	Loan ID 201062	Fixed	3.100%	4/1/2047	106,840
118,865	Loan ID 201063	Fixed	4.000%	9/1/2047	108,713
220,637	Loan ID 201066	Fixed	4.250%	12/1/2046	218,804
414,709	Loan ID 201067	Fixed	4.750%	1/1/2044	359,428
65,000	Loan ID 201069	Fixed	4.625%	12/1/2044	64,880
87,427	Loan ID 201072	Fixed	3.500%	3/1/2028	84,388
90,918	Loan ID 201075	Fixed	4.375%	10/1/2044	90,210
215,015	Loan ID 201084	Fixed	5.000%	8/1/2038	215,015

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$140,236	Loan ID 201086	Fixed	4.625%	11/1/2044	$140,236
150,619	Loan ID 201091	Fixed	4.125%	1/1/2045	147,539
240,400	Loan ID 201092	Fixed	5.250%	4/1/2046	219,986
132,227	Loan ID 201093	Fixed	4.125%	2/1/2045	85,448
137,809	Loan ID 201094	Fixed	4.550%	3/1/2044	136,777
332,859	Loan ID 201101	Fixed	4.625%	3/1/2045	332,284
143,731	Loan ID 201103	ARM	3.750%	5/1/2044	141,778
152,427	Loan ID 201104	Fixed	4.375%	4/1/2045	150,931
71,875	Loan ID 201107	Fixed	5.150%	2/1/2036	71,875
150,051	Loan ID 201108	Fixed	4.750%	2/1/2054	69,936
487,009	Loan ID 201110	ARM	5.250%	4/1/2037	368,111
157,098	Loan ID 201111	Fixed	4.875%	4/1/2050	93,601
226,449	Loan ID 201112	Fixed	4.750%	8/1/2037	226,449
76,670	Loan ID 201113	Fixed	5.750%	12/1/2052	76,670
116,299	Loan ID 201114	Fixed	8.087%	5/1/2054	73,293
489,853	Loan ID 201115	Fixed	4.000%	2/1/2051	354,236
74,835	Loan ID 201121	Fixed	4.125%	10/1/2037	69,451
82,391	Loan ID 201122	Fixed	4.750%	11/1/2048	82,321
227,237	Loan ID 201124	Fixed	4.750%	4/1/2040	227,237
75,674	Loan ID 201127	ARM	4.250%	4/1/2037	66,770
109,248	Loan ID 201130	Fixed	4.850%	12/1/2037	109,069
115,107	Loan ID 201131	Fixed	8.250%	5/1/2053	115,107
164,977	Loan ID 201132	Fixed	4.250%	7/1/2037	134,560
190,912	Loan ID 201134	Fixed	4.000%	10/1/2053	163,819
50,628	Loan ID 201138	Fixed	4.250%	3/1/2034	50,243
157,161	Loan ID 201139	Fixed	3.000%	11/1/2053	101,786
143,517	Loan ID 201140	Fixed	4.870%	1/1/2038	143,517
82,308	Loan ID 201143	Fixed	3.500%	11/1/2037	68,563
127,163	Loan ID 201146	Fixed	4.875%	8/1/2054	118,440
105,809	Loan ID 201147	Fixed	4.125%	11/1/2051	94,660
90,070	Loan ID 201148	Fixed	3.950%	10/1/2042	88,685
312,518	Loan ID 201149	Fixed	5.000%	5/1/2058	74,076
90,595	Loan ID 201155	Fixed	4.000%	11/1/2053	58,330
61,916	Loan ID 201156	Fixed	5.000%	4/1/2050	46,098
280,529	Loan ID 201157	Fixed	4.000%	3/1/2055	276,309
196,912	Loan ID 201160	Fixed	4.920%	10/1/2049	139,934
369,851	Loan ID 201163	Fixed	4.750%	12/1/2049	249,008
159,982	Loan ID 201164	Fixed	4.250%	11/1/2051	158,776
104,200	Loan ID 201165	Fixed	4.750%	1/1/2044	104,200
418,037	Loan ID 201168	Fixed	3.875%	4/1/2052	362,530
99,055	Loan ID 201169	Fixed	5.934%	9/1/2037	95,444
60,034	Loan ID 201170	Fixed	4.375%	7/1/2037	59,752
104,172	Loan ID 201173	Fixed	4.280%	11/1/2047	61,513
139,570	Loan ID 201174	Fixed	4.750%	1/1/2053	139,570
130,183	Loan ID 201176	Fixed	4.250%	7/1/2053	129,150
293,718	Loan ID 201179	Fixed	4.750%	5/1/2051	221,790
273,603	Loan ID 201181	Fixed	4.500%	4/1/2034	273,438
128,340	Loan ID 201183	Fixed	3.500%	10/1/2052	123,203
60,534	Loan ID 201184	Fixed	4.000%	6/1/2049	59,698
249,274	Loan ID 201185	Fixed	7.250%	10/1/2053	249,274

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$77,816	Loan ID 201187	Fixed	4.000%	11/1/2048	$41,154
598,670	Loan ID 201196	Fixed	4.000%	11/1/2036	505,690
179,633	Loan ID 201197	Fixed	6.500%	4/1/2049	179,633
320,367	Loan ID 201199	Fixed	5.125%	11/1/2046	320,367
427,309	Loan ID 201204	Fixed	3.750%	4/1/2045	415,052
140,677	Loan ID 201205	Fixed	4.625%	1/1/2045	140,611
123,466	Loan ID 201206	Fixed	3.990%	4/1/2045	120,997
405,381	Loan ID 201207	Fixed	4.625%	8/1/2051	398,032
109,376	Loan ID 201208	Fixed	4.625%	4/1/2045	108,756
170,517	Loan ID 201209	Fixed	4.250%	4/1/2045	168,873
358,524	Loan ID 201212	Fixed	4.625%	10/1/2058	340,598
188,760	Loan ID 201213	Fixed	4.875%	8/1/2044	188,238
512,276	Loan ID 201214	ARM	3.750%	9/1/2043	480,328
119,356	Loan ID 201218	Fixed	4.125%	1/1/2045	116,737
59,953	Loan ID 201221	Fixed	3.250%	5/1/2043	59,002
45,995	Loan ID 201222	Fixed	5.125%	1/1/2045	45,321
181,914	Loan ID 201223	Fixed	3.875%	4/1/2030	181,914
54,269	Loan ID 201226	Fixed	5.000%	3/1/2045	54,269
45,785	Loan ID 201229	Fixed	3.250%	7/1/2024	44,879
245,132	Loan ID 201233	Fixed	4.500%	12/1/2044	242,502
222,247	Loan ID 201237	Fixed	3.750%	5/1/2045	216,400
150,898	Loan ID 201240	Fixed	4.250%	10/1/2045	102,761
282,058	Loan ID 201241	Fixed	4.375%	7/1/2045	280,618
215,950	Loan ID 201242	Fixed	4.625%	11/1/2044	214,418
105,048	Loan ID 201243	Fixed	4.625%	11/1/2045	104,471
381,581	Loan ID 201244	Fixed	4.500%	6/1/2045	378,859
108,520	Loan ID 201245	Fixed	4.750%	8/1/2044	108,520
96,260	Loan ID 201248	Fixed	4.875%	7/1/2044	96,260
464,792	Loan ID 201249	Fixed	4.625%	3/1/2059	428,149
154,364	Loan ID 201254	ARM	9.000%	9/1/2034	146,646
227,989	Loan ID 201255	ARM	8.500%	6/1/2035	227,989
13,643	Loan ID 201256	ARM	10.500%	10/1/2021	13,643
227,908	Loan ID 201257	Fixed	4.500%	5/1/2044	225,618
86,501	Loan ID 201258	Fixed	4.500%	6/1/2045	78,150
164,658	Loan ID 201260	Fixed	4.750%	9/1/2045	164,422
48,019	Loan ID 201263	Fixed	4.750%	10/1/2045	46,797
342,037	Loan ID 201265	Fixed	4.750%	6/1/2045	342,037
139,633	Loan ID 201266	Fixed	4.500%	2/1/2046	138,115
144,314	Loan ID 201270	Fixed	4.125%	2/1/2045	141,809
243,126	Loan ID 201271	Fixed	4.500%	6/1/2045	196,737
134,006	Loan ID 201272	Fixed	4.750%	11/1/2044	134,006
230,839	Loan ID 201273	Fixed	4.500%	12/1/2045	228,702
207,619	Loan ID 201274	Fixed	4.125%	10/1/2045	203,091
183,077	Loan ID 201278	Fixed	3.750%	12/1/2045	174,592
355,349	Loan ID 201280	Fixed	4.500%	4/1/2046	351,384
124,683	Loan ID 201282	Fixed	5.250%	1/1/2046	124,683
106,161	Loan ID 201283	Fixed	4.250%	11/1/2045	103,849
110,954	Loan ID 201284	Fixed	3.625%	2/1/2029	110,348
27,385	Loan ID 201285	Fixed	4.625%	11/1/2028	27,385
105,594	Loan ID 201286	Fixed	4.375%	12/1/2045	104,528

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$81,337	Loan ID 201289	Fixed	4.000%	3/1/2045	$79,411
237,483	Loan ID 201290	Fixed	4.750%	7/1/2045	237,483
292,133	Loan ID 201291	Fixed	5.000%	8/1/2045	292,133
118,802	Loan ID 201294	Fixed	4.625%	2/1/2046	117,793
731,306	Loan ID 201296	Fixed	4.250%	2/1/2046	716,861
325,485	Loan ID 201297	Fixed	4.875%	8/1/2045	325,485
69,896	Loan ID 201301	Fixed	4.550%	10/1/2044	69,136
129,939	Loan ID 201302	Fixed	4.250%	5/1/2045	128,106
216,985	Loan ID 201304	Fixed	4.125%	2/1/2046	212,832
142,387	Loan ID 201305	Fixed	4.625%	8/1/2044	141,544
111,769	Loan ID 201306	Fixed	3.875%	9/1/2045	108,166
169,082	Loan ID 201307	Fixed	4.250%	10/1/2048	165,985
59,896	Loan ID 201308	Fixed	4.625%	11/1/2045	59,371
155,653	Loan ID 201309	Fixed	4.000%	9/1/2045	150,679
310,534	Loan ID 201313	Fixed	4.625%	1/1/2046	285,101
108,300	Loan ID 201315	Fixed	4.375%	9/1/2045	106,768
155,994	Loan ID 201316	Fixed	4.500%	2/1/2046	132,762
165,369	Loan ID 201319	Fixed	4.375%	10/1/2045	161,269
131,318	Loan ID 201324	Fixed	5.250%	4/1/2046	130,478
169,814	Loan ID 201326	Fixed	4.625%	3/1/2046	168,287
183,667	Loan ID 201328	Fixed	4.250%	11/1/2045	69,091
334,656	Loan ID 201333	Fixed	3.875%	1/1/2046	236,053
185,816	Loan ID 201335	Fixed	4.750%	1/1/2046	185,213
183,906	Loan ID 201336	Fixed	4.750%	1/1/2046	155,902
400,838	Loan ID 201339	Fixed	4.625%	7/1/2045	371,504
139,595	Loan ID 201342	Fixed	4.750%	7/1/2045	139,595
80,246	Loan ID 201343	Fixed	4.250%	11/1/2045	78,857
70,683	Loan ID 201344	Fixed	5.000%	7/1/2044	70,683
130,798	Loan ID 201345	Fixed	4.125%	5/1/2045	126,550
232,310	Loan ID 201350	Fixed	4.000%	6/1/2045	86,191
66,924	Loan ID 201352	Fixed	4.875%	3/1/2045	66,858
485,055	Loan ID 201354	Fixed	3.375%	7/1/2046	485,055
130,274	Loan ID 201355	Fixed	5.250%	12/1/2045	130,274
145,592	Loan ID 201358	Fixed	4.875%	7/1/2045	135,036
140,046	Loan ID 201361	Fixed	5.250%	7/1/2044	140,046
108,231	Loan ID 201364	Fixed	3.875%	4/1/2046	103,721
329,026	Loan ID 201365	Fixed	4.250%	10/1/2045	322,460
46,499	Loan ID 201368	Fixed	5.125%	2/1/2045	46,499
176,360	Loan ID 201370	Fixed	4.250%	7/1/2046	161,391
97,455	Loan ID 201371	Fixed	4.125%	4/1/2046	94,806
252,108	Loan ID 201372	Fixed	4.625%	8/1/2046	249,905
151,865	Loan ID 201373	Fixed	5.125%	4/1/2046	151,865
139,572	Loan ID 201375	Fixed	4.500%	6/1/2045	138,204
277,163	Loan ID 201377	Fixed	3.875%	5/1/2046	275,649
66,021	Loan ID 201379	Fixed	5.000%	10/1/2045	66,021
305,567	Loan ID 201381	Fixed	4.875%	7/1/2045	305,567
130,541	Loan ID 201383	Fixed	4.125%	12/1/2045	130,541
76,315	Loan ID 201384	Fixed	4.375%	10/1/2045	76,315
135,035	Loan ID 201385	Fixed	4.625%	12/1/2045	135,035
68,108	Loan ID 201386	Fixed	5.250%	5/1/2046	68,108

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$228,844	Loan ID 201390	Fixed	5.125%	9/1/2045	$228,844
384,482	Loan ID 201391	Fixed	5.125%	10/1/2045	384,482
163,076	Loan ID 201392	Fixed	3.750%	2/1/2046	145,837
419,434	Loan ID 201393	Fixed	3.750%	4/1/2056	419,434
74,868	Loan ID 201394	Fixed	6.700%	6/1/2034	74,868
83,170	Loan ID 201395	Fixed	6.300%	7/1/2044	76,943
257,529	Loan ID 201397	Fixed	4.125%	1/1/2046	251,978
83,313	Loan ID 201400	Fixed	4.750%	7/1/2044	83,054
87,950	Loan ID 201401	Fixed	4.750%	10/1/2044	87,766
91,238	Loan ID 201403	Fixed	4.750%	8/1/2044	77,382
131,075	Loan ID 201404	Fixed	4.750%	10/1/2044	111,791
69,623	Loan ID 201405	Fixed	5.250%	8/1/2044	69,623
53,167	Loan ID 201406	Fixed	4.250%	6/1/2046	51,703
235,238	Loan ID 201407	Fixed	4.875%	1/1/2046	235,238
158,912	Loan ID 201411	Fixed	4.750%	12/1/2045	158,912
138,639	Loan ID 201412	Fixed	5.750%	12/1/2045	129,172
329,301	Loan ID 201413	Fixed	4.500%	7/1/2045	282,006
71,569	Loan ID 201414	Fixed	4.250%	7/1/2044	70,576
54,922	Loan ID 201415	Fixed	8.000%	4/1/2034	54,922
58,816	Loan ID 201417	Fixed	6.000%	8/1/2037	58,816
40,667	Loan ID 201419	Fixed	10.000%	11/1/2033	40,667
55,636	Loan ID 201422	Fixed	4.625%	10/1/2046	54,949
666,377	Loan ID 201423	ARM	3.875%	6/1/2045	666,377
641,103	Loan ID 201425	Fixed	3.875%	4/1/2046	622,299
305,356	Loan ID 201426	Fixed	4.875%	3/1/2044	305,356
520,843	Loan ID 201428	ARM	4.000%	4/1/2045	520,759
190,999	Loan ID 201431	Fixed	4.875%	5/1/2045	174,552
272,966	Loan ID 201432	Fixed	5.000%	8/1/2046	272,966
95,606	Loan ID 201434	Fixed	4.375%	6/1/2046	94,073
87,864	Loan ID 201436	Fixed	4.375%	5/1/2045	87,096
127,376	Loan ID 201437	Fixed	4.750%	5/1/2046	14,799
174,738	Loan ID 201439	Fixed	5.000%	12/1/2045	174,738
309,846	Loan ID 201440	Fixed	4.625%	7/1/2046	90,528
97,288	Loan ID 201441	Fixed	4.750%	10/1/2045	96,344
290,779	Loan ID 201442	Fixed	4.875%	12/1/2045	286,790
536,962	Loan ID 201443	Fixed	3.875%	8/1/2046	520,100
49,734	Loan ID 201444	Fixed	4.500%	11/1/2044	49,264
245,787	Loan ID 201447	Fixed	4.875%	10/1/2044	245,787
90,139	Loan ID 201449	Fixed	4.000%	8/1/2044	88,297
217,253	Loan ID 201451	Fixed	4.250%	6/1/2045	214,470
183,272	Loan ID 201453	Fixed	5.250%	9/1/2046	183,272
183,272	Loan ID 201454	Fixed	5.250%	9/1/2046	183,272
179,755	Loan ID 201455	Fixed	4.500%	5/1/2046	177,854
202,544	Loan ID 201456	Fixed	4.125%	7/1/2046	131,654
228,470	Loan ID 201458	Fixed	3.875%	9/1/2046	220,373
153,240	Loan ID 201460	Fixed	4.250%	7/1/2045	151,133
262,269	Loan ID 201461	Fixed	4.125%	12/1/2044	256,665
291,117	Loan ID 201464	Fixed	4.375%	6/1/2045	268,250
99,010	Loan ID 201465	Fixed	5.125%	12/1/2044	99,010
44,917	Loan ID 201467	Fixed	5.250%	3/1/2044	44,917

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$272,627	Loan ID 201470	Fixed	4.375%	10/1/2044	$269,632
218,311	Loan ID 201471	Fixed	4.500%	1/1/2045	216,568
144,941	Loan ID 201472	Fixed	4.000%	11/1/2044	144,941
297,858	Loan ID 201473	Fixed	4.500%	2/1/2045	296,296
91,119	Loan ID 201475	ARM	6.625%	9/1/2036	59,094
132,579	Loan ID 201476	ARM	8.500%	2/1/2037	122,038
81,493	Loan ID 201477	Fixed	6.750%	11/1/2036	81,493
104,272	Loan ID 201478	Fixed	4.625%	10/1/2045	104,014
154,823	Loan ID 201480	Fixed	4.250%	11/1/2045	152,718
132,206	Loan ID 201482	Fixed	4.625%	6/1/2045	118,268
288,046	Loan ID 201483	Fixed	4.125%	12/1/2045	261,726
74,235	Loan ID 201484	Fixed	4.500%	10/1/2046	73,217
60,902	Loan ID 201485	Fixed	5.750%	3/1/2038	60,902
161,599	Loan ID 201487	Fixed	4.625%	2/1/2052	161,599
89,610	Loan ID 201489	Fixed	4.750%	3/1/2046	89,421
104,054	Loan ID 201490	Fixed	4.750%	9/1/2045	103,142
217,628	Loan ID 201491	Fixed	4.250%	2/1/2046	213,449
371,116	Loan ID 201492	Fixed	4.625%	1/1/2047	341,847
76,796	Loan ID 201499	Fixed	4.750%	5/1/2045	76,796
103,677	Loan ID 201502	Fixed	5.250%	4/1/2044	103,677
145,508	Loan ID 201503	Fixed	5.000%	7/1/2046	144,437
446,696	Loan ID 201504	Fixed	4.500%	7/1/2045	328,752
90,574	Loan ID 201505	ARM	5.750%	9/1/2046	90,574
297,895	Loan ID 201506	Fixed	5.000%	2/1/2047	294,094
216,912	Loan ID 201508	Fixed	5.000%	2/1/2047	215,697
230,258	Loan ID 201509	Fixed	5.000%	12/1/2046	215,654
77,384	Loan ID 201511	Fixed	4.375%	1/1/2046	75,804
121,296	Loan ID 201513	Fixed	4.000%	1/1/2046	121,296
134,956	Loan ID 201515	Fixed	5.125%	4/1/2047	134,956
134,577	Loan ID 201516	Fixed	3.875%	4/1/2046	130,682
315,002	Loan ID 201517	Fixed	4.625%	6/1/2046	315,002
399,427	Loan ID 201518	Fixed	4.875%	1/1/2047	399,427
93,199	Loan ID 201519	Fixed	4.750%	9/1/2045	93,106
78,712	Loan ID 201523	Fixed	5.125%	7/1/2045	78,712
482,273	Loan ID 201533	Fixed	4.750%	5/1/2046	479,425
43,156	Loan ID 201534	Fixed	4.875%	5/1/2047	42,631
325,230	Loan ID 201535	Fixed	4.875%	8/1/2047	325,230
462,022	Loan ID 201536	Fixed	3.375%	4/1/2045	405,938
157,878	Loan ID 201544	Fixed	3.750%	9/1/2047	157,176
267,294	Loan ID 201545	Fixed	4.000%	9/1/2047	267,294
149,500	Loan ID 201549^	Interest Only	12.500%	10/1/2019	147,257
139,578	Loan ID 201550	Fixed	5.000%	2/1/2047	139,578
197,757	Loan ID 201551	Fixed	4.500%	2/1/2047	145,908
134,164	Loan ID 201552	Fixed	4.000%	8/1/2047	134,164
46,780	Loan ID 201556	Fixed	4.990%	12/1/2047	44,722
129,845	Loan ID 201558	Fixed	4.500%	8/1/2047	129,845
97,625	Loan ID 201562	Fixed	4.625%	5/1/2047	97,625
171,263	Loan ID 201563	Fixed	5.875%	12/1/2047	171,263
107,580	Loan ID 201579	Fixed	4.750%	12/1/2036	104,440

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$84,426	Loan ID 201581	Fixed	4.125%	10/1/2046	$80,939
84,810	Loan ID 201583	Fixed	5.250%	8/1/2047	84,810
45,598	Loan ID 201585	Fixed	5.500%	3/1/2048	43,826
379,959	Loan ID 201586	Fixed	4.625%	5/1/2047	376,338
311,687	Loan ID 201587	Fixed	4.375%	1/1/2048	280,863
327,266	Loan ID 201588	Fixed	5.125%	2/1/2048	298,063
63,480	Loan ID 201589	Fixed	5.375%	6/1/2048	63,480
138,624	Loan ID 201590	Fixed	5.200%	5/1/2048	46,106
312,731	Loan ID 201591	Fixed	5.375%	8/1/2048	286,653
75,000	Loan ID 201593^	Interest Only	13.500%	2/1/2020	72,750
365,500	Loan ID 201594^	Interest Only	11.250%	6/1/2019	360,017
66,857	Loan ID 201598	Fixed	6.000%	1/1/2037	64,642
337,992	Loan ID 201599	Fixed	5.000%	7/1/2038	263,347
44,013	Loan ID 201600	Fixed	6.000%	1/1/2036	6,006
35,810	Loan ID 201602	Fixed	5.000%	4/20/2032	35,809
59,274	Loan ID 201604	Fixed	8.500%	1/1/2048	59,274
72,582	Loan ID 201605	Fixed	8.750%	3/1/2048	72,582
89,336	Loan ID 201606	Fixed	9.990%	5/1/2048	88,109
66,234	Loan ID 201608	Fixed	9.990%	6/1/2048	17,163
43,204	Loan ID 201610	Fixed	9.990%	7/1/2048	43,204
59,207	Loan ID 201611	Fixed	9.990%	7/1/2048	59,207
255,000	Loan ID 201612	Interest Only	12.000%	10/1/2020	252,450
33,750	Loan ID 201614^	Interest Only	12.000%	12/1/2019	33,075
498,155	Loan ID 201615	Interest Only	10.500%	1/1/2021	495,664
480,788	Loan ID 201616^	Interest Only	9.990%	1/1/2020	478,383
174,171	Loan ID 201617	Interest Only	9.750%	2/1/2022	172,429
31,538	Loan ID 201623	Fixed	9.950%	10/11/2031	31,538
33,053	Loan ID 201624	Fixed	11.000%	7/22/2028	31,400
41,667	Loan ID 201626	Fixed	8.950%	5/18/2035	41,666
43,230	Loan ID 201627	Fixed	10.450%	2/19/2047	43,230
44,537	Loan ID 201628	Fixed	11.000%	9/25/2032	42,310
43,799	Loan ID 201629	Fixed	11.000%	3/6/2033	43,464
46,134	Loan ID 201630^	Fixed	9.950%	1/28/2020	43,816
46,077	Loan ID 201631	Fixed	9.950%	7/25/2031	46,077
50,132	Loan ID 201632	Fixed	11.000%	10/13/2041	50,132
55,082	Loan ID 201633	Fixed	11.000%	12/2/2032	55,082
63,928	Loan ID 201634	Fixed	7.950%	2/28/2048	60,732
65,590	Loan ID 201635	Fixed	9.950%	3/14/2046	65,590
83,001	Loan ID 201636	Fixed	9.450%	5/13/2031	83,001
99,059	Loan ID 201637	Fixed	11.000%	5/22/2045	99,059
142,968	Loan ID 201638	Fixed	8.500%	9/19/2044	142,968
324,927	Loan ID 201639	Fixed	5.000%	9/1/2048	324,927
345,021	Loan ID 201640	Fixed	5.125%	4/1/2049	301,664
158,632	Loan ID 201641	Fixed	10.500%	6/1/2020	65,249
420,000	Loan ID 201642	Interest Only	12.000%	4/1/2021	420,000
285,000	Loan ID 201644	Interest Only	10.000%	2/1/2021	270,750
670,245	Loan ID 201645	Fixed	8.000%	7/1/2020	439,748
42,891	Loan ID 201647	Fixed	6.000%	10/1/2031	39,825
40,097	Loan ID 201648	Fixed	7.150%	8/14/2030	11,868
61,265	Loan ID 201649	Fixed	4.800%	2/20/2030	61,265

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$39,048	Loan ID 201650	Fixed	7.000%	11/14/2031	$39,048
49,731	Loan ID 201651	Fixed	7.000%	12/1/2036	25,054
246,554	Loan ID 201652	Fixed	5.000%	10/1/2036	209,558
199,671	Loan ID 201653	Fixed	4.250%	6/1/2048	199,671
446,078	Loan ID 201654	Fixed	4.875%	7/1/2049	427,499
148,555	Loan ID 201655	Fixed	7.700%	1/1/2049	148,555
126,494	Loan ID 201656	Fixed	4.625%	6/1/2049	124,686
247,283	Loan ID 201657	Fixed	5.250%	11/1/2048	223,176
268,935	Loan ID 201659	Fixed	4.875%	5/1/2049	258,739
85,580	Loan ID 201661	Fixed	5.500%	8/1/2049	84,089
131,452	Loan ID 201662	Fixed	5.375%	9/1/2048	131,452
428,654	Loan ID 201663	Fixed	4.750%	10/1/2048	426,172
20,449	Loan ID 201664	Fixed	10.000%	8/1/2033	19,426
42,494	Loan ID 201665	Fixed	9.990%	8/1/2048	42,494
19,393	Loan ID 201666	Fixed	10.000%	6/1/2048	19,393
17,691	Loan ID 201667	Fixed	10.000%	7/1/2033	17,443
16,535	Loan ID 201668	Fixed	9.750%	11/1/2033	16,535
56,715	Loan ID 201670	Fixed	8.000%	9/15/2048	56,715
22,834	Loan ID 201671	Fixed	9.000%	9/15/2048	22,833
21,303	Loan ID 201672	Fixed	9.900%	10/15/2048	21,303
51,891	Loan ID 201673	Fixed	9.990%	6/1/2048	51,480
24,047	Loan ID 201674	Fixed	9.900%	12/1/2048	24,047
67,624	Loan ID 201675	Fixed	9.750%	2/1/2049	67,624
112,342	Loan ID 201676	Fixed	9.625%	10/1/2048	112,342
80,641	Loan ID 201677	Fixed	9.250%	11/1/2048	80,641
25,683	Loan ID 201678	Fixed	10.000%	8/1/2048	25,683
43,751	Loan ID 201679	Fixed	7.700%	3/1/2047	43,751
39,110	Loan ID 201680	Fixed	9.900%	9/15/2048	38,543
34,647	Loan ID 201681	Fixed	9.000%	6/1/2048	34,646
177,481	Loan ID 201682	Fixed	5.000%	7/1/2048	99,205
491,162	Loan ID 201683	Fixed	4.875%	12/1/2048	491,162
412,682	Loan ID 201684	Fixed	4.500%	8/1/2049	384,077
290,685	Loan ID 201685	Fixed	5.500%	2/1/2049	289,849
103,011	Loan ID 201686	Fixed	4.250%	7/1/2049	79,170
108,479	Loan ID 201687	Fixed	5.500%	7/1/2048	81,189
388,499	Loan ID 201688	Fixed	6.000%	11/1/2047	388,499
211,288	Loan ID 201689	Fixed	4.500%	4/1/2049	198,377
503,137	Loan ID 201690	Fixed	5.000%	9/1/2049	465,401
59,892	Loan ID 201691	Fixed	9.000%	11/1/2049	59,892
210,482	Loan ID 201692	Fixed	8.000%	11/1/2029	210,482
133,500	Loan ID 201693	Interest Only	10.000%	9/1/2020	133,500
64,804	Loan ID 201694	Fixed	9.000%	9/1/2024	64,804
304,446	Loan ID 201695	Fixed	8.000%	9/1/2021	304,445
66,191	Loan ID 201696	Fixed	5.125%	10/1/2048	64,952
126,395	Loan ID 201697	Fixed	6.125%	4/1/2049	109,562
83,857	Loan ID 201698	Fixed	4.375%	12/1/2047	81,982
269,012	Loan ID 201699	Fixed	5.522%	9/1/2049	269,012
327,188	Loan ID 201700	Fixed	6.125%	6/1/2049	287,029
63,454	Loan ID 201701	Fixed	5.000%	8/1/2049	58,000
570,324	Loan ID 201702	Fixed	6.125%	11/1/2048	550,969

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 103.9%
$395,234	Loan ID 201703	Fixed	6.600%	12/1/2048	$395,234
321,289	Loan ID 201704	Fixed	7.535%	3/1/2049	321,289
565,437	Loan ID 201705	Fixed	6.350%	11/1/2048	557,705
294,692	Loan ID 201706	Fixed	4.880%	10/1/2048	268,170
183,871	Loan ID 201707	Fixed	4.875%	8/1/2049	152,255
460,269	Loan ID 201708	Fixed	4.500%	11/1/2049	346,297
209,020	Loan ID 201709	Fixed	5.325%	9/1/2049	206,710
149,738	Loan ID 201710	Fixed	6.700%	11/1/2049	149,738
739,252	Loan ID 201711	Fixed	4.875%	10/1/2049	667,906
389,810	Loan ID 201712	Fixed	5.125%	10/1/2049	388,440
185,072	Loan ID 201713	Fixed	10.111%	12/1/2049	175,818
283,381	Loan ID 201714	Fixed	10.250%	12/1/2049	254,975
123,382	Loan ID 201715	Fixed	10.130%	12/1/2049	115,238
238,425	Loan ID 201716	Fixed	10.150%	12/1/2049	213,440
442,128	Loan ID 201717	Fixed	6.500%	12/1/2048	394,340
43,627	Loan ID 201718	Fixed	6.125%	11/1/2048	43,627
119,392	Loan ID 201719	Fixed	4.750%	9/1/2049	118,317
140,488	Loan ID 201720	Fixed	4.380%	4/1/2049	127,844
355,327	Loan ID 201721	Fixed	5.625%	9/1/2048	355,327
143,371	Loan ID 201722	Fixed	5.500%	7/1/2049	142,718
368,502	Loan ID 201723	Fixed	5.000%	1/1/2049	365,167
251,269	Loan ID 201724	Fixed	5.375%	1/1/2049	251,185
76,594	Loan ID 201725	Fixed	8.490%	12/1/2022	76,594
55,184	Loan ID 201726	Fixed	8.490%	12/1/2022	55,184
63,050	Loan ID 201727	Interest Only	9.990%	2/1/2021	62,735
74,676	Loan ID 201728	Fixed	9.490%	1/1/2022	74,303
215,737	Loan ID 201729	Fixed	8.490%	1/1/2030	215,737
65,000	Loan ID 201730	Interest Only	12.000%	12/1/2020	65,000
322,382	Loan ID 201731	Fixed	4.750%	10/1/2049	266,368
131,449	Loan ID 201732	Fixed	5.130%	5/1/2047	118,962
80,256	Loan ID 201733	Fixed	5.250%	4/1/2044	72,230
295,866	Loan ID 201734	Interest Only	12.000%	6/1/2020	295,866
364,000	Loan ID 201735	Interest Only	12.000%	7/1/2020	364,000
555,214	Loan ID 201736	Fixed	7.250%	5/1/2047	555,214
999,999	Loan ID 201737	Fixed	7.880%	11/1/2047	999,999
129,909	Loan ID 201738	Fixed	7.490%	11/1/2047	128,610
127,402	Loan ID 201739	Fixed	7.130%	4/1/2048	126,128
115,116	Loan ID 201740	Fixed	5.750%	4/1/2048	109,360
230,445	Loan ID 201741	Fixed	8.000%	7/1/2048	218,923
647,285	Loan ID 201742	Fixed	8.750%	9/1/2048	653,758
143,767	Loan ID 201743	Fixed	5.500%	9/1/2048	140,891
136,144,935	TOTAL MORTGAGE NOTES (Cost - $114,304,642)				127,168,037

	OTHER INVESTMENTS* (Cost - $47,229) - 0.0%**				15,822

	TOTAL INVESTMENTS (Cost - $114,351,871) - 103.9%				$127,183,859
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%				(4,725,565)
	NET ASSETS - 100.0%				$122,458,294

*	Illiquid Securities

^	Loan is in loss mitigation, which means the Fund is restructuring the loan with the delinquent or defaulted borrower.

**	Amount less than 0.1%

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

Assets:
Investments in Securities at Market Value (identified cost $114,351,871)	$127,183,859
Cash	1,972,624
Interest Receivable	1,500,243
Receivable for Investment Securities Sold and Principal Paydowns	2,029,529
Prepaid Expenses and Other Assets	574,621
Total Assets	133,260,876

Liabilities:
Line of Credit	10,441,027
Payable for Securities Purchased	787
Accrued Advisory Fees	100,030
Related Party Payable	35,112
Accrued Expenses and Other Liabilities	225,626
Total Liabilities	10,802,582

Net Assets	$122,458,294

Net Assets consisted of:
Paid-in-Capital	$108,668,945
Accumulated earnings	13,789,349
Net Assets	$122,458,294

Net Asset Value Per Share
Net Assets	$122,458,294
Shares of Beneficial Interest Outstanding (no par value)	10,380,003
Net Asset Value (Net Assets/Shares Outstanding)	$11.80

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2020

Investment Income:
Interest Income	$3,255,276
Total Investment Income	3,255,276

Expenses:
Investment Advisory Fees	815,241
Security Servicing Fees	180,361
Interest Expense	139,212
Insurance Expense	102,283
Printing Expense	100,490
Audit Fees	93,076
Legal Fees	86,393
Line of Credit Fees	85,691
Administration Fees	68,762
Trustees’ Fees	64,376
Fund Reorganization Expense	59,267
Transfer Agent Fees	39,222
Chief Compliance Officer Fees	27,621
Fund Accounting Fees	26,001
Custody Fees	25,853
Shareholder Servicing Fee	13,377
Security Pricing Expense	12,174
Registration & Filing Fees	5,012
Miscellaneous Expenses	71,186
Total Expenses	2,015,598
Less: Expenses Waived by Adviser	(264,076)
Net Expenses	1,751,522
Net Investment Income	1,503,754

Net Realized and Unrealized Gain/Loss on Investments:
Net Realized Gain from:
Investments	1,155,242
Net Change in Unrealized Depreciation on:
Investments	(8,313,577)
Net Realized and Unrealized Loss on Investments	(7,158,335)

Net Decrease in Net Assets Resulting From Operations	$(5,654,581)

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2020	September 30, 2019 (a)
	(Unaudited)
Operations:
Net Investment Income	$1,503,754	$3,164,910
Net Realized Gain from Investments	1,155,242	1,926,569
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(8,313,577)	5,629,734
Net Increase/Decrease in Net Assets Resulting From Operations	(5,654,581)	10,721,213

Distributions to Shareholders From:
Total Distributions Paid
Class A *	(3,831,981)	(5,747,639)
Class C *	—	(2,747)
Total Distributions to Shareholders	(3,831,981)	(5,750,386)

Beneficial Interest Transactions:
Proceeds from Shares Issued:
Class A *	—	456,022
Distributions Reinvested:
Class A *	—	2,361,676
Class C *	—	2,747
Cost of Shares Redeemed:
Class A *	—	(13,501,460)
Class C *	—	(105,641)
Net Decrease in Net Assets from Beneficial Interest Transactions	—	(10,786,656)

Total Decrease in Net Assets	(9,486,562)	(5,815,829)

Net Assets:
Beginning of Period	131,944,856	137,760,685
End of Period	$122,458,294	$131,944,856

(a)	Class C closed on April 2, 2019.

*	Prior to listing on the NYSE, the Fund discontinued share class structure.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2020	September 30, 2019 (a)
	(Unaudited)
Share Activity
Class A (b):
Shares Sold	—	37,357
Shares Reinvested	—	195,274
Shares Redeemed	—	(1,110,358)
Net Decrease in Shares of Beneficial Interest Outstanding	—	(877,727)

Class C (b):
Shares Sold	—	—
Shares Reinvested	—	225
Shares Redeemed	—	(8,431)
Net Decrease in Shares of Beneficial Interest Outstanding	—	(8,206)

(a)	Class C closed on April 2, 2019.

(b)	Prior to listing on the NYSE, the Fund discontinued share class structure.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2020

Decrease in Cash
Cash Flows Provided by (Used for) Operating Activities:
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,654,581)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of Long-Term Portfolio Investments	(16,263,100)
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	11,820,981
Decrease in Interest Receivable	174,170
Increase in Receivable for Investment Securities Sold and Principal Paydowns	(386,069)
Increase in Prepaid Expenses and Other Assets	(159,062)
Decrease in Payable for Securities Purchased	(549,408)
Decrease in Accrued Advisory Fees	(460)
Decrease in Accrued Extraordinary Fees	(684,822)
Decrease in Related Party Payable	(2,976)
Increase in Accrued Expenses and Other Liabilities	39,817
Amortization of Deferred Financing Fees	85,692
Net Amortization on Investments	(265,091)
Net Realized Gain on Investments	(1,155,242)
Change in Unrealized Appreciation on Investments	8,313,577

Net Cash Provided by (Used for) Operating Activities	(4,686,574)

Net Cash Provided by Financing Activities:
Dividends Paid to Shareholders, Net of Reinvestments	(3,831,981)
Payments on Line of Credit	(4,000,000)
Proceeds from Line of Credit	12,000,000
Net Cash Used for Financing Activities	4,168,019

Net Decrease in Cash	(518,555)
Cash at Beginning of Period	2,491,179
Cash at End of Period	$1,972,624

Supplemental disclosure of Cash Flow Information:
Non-Cash Financing Activities Included Reinvestment of Distributions During the Fiscal Year of $0.
Cash Paid for Interest of $145,140.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Six Months		Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended		Ended
	March 31, 2020		September 30, 2019		September 30, 2018		September 30, 2017		September 30, 2016		September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Period	$12.71		$12.23		$12.34		$12.49		$11.53		$11.04

From Operations:
Net investment income (a)	0.14		0.30		0.43		0.39		0.36		0.41
Net gain (loss) from investments (both realized and unrealized)	(0.68)		0.72		0.06		(0.04	) (b)	1.33		0.56
Total from operations	(0.54)		1.02		0.49		0.35		1.69		0.97
Distributions to shareholders from:
Net investment income	(0.18)		(0.34)		(0.39)		(0.40)		(0.38)		(0.44)
Net realized gains	(0.19)		(0.20)		(0.21)		(0.10)		(0.35)		(0.04)
Total distributions	(0.37)		(0.54)		(0.60)		(0.50)		(0.73)		(0.48)

Net Asset Value, End of Period	$11.80		$12.71		$12.23		$12.34		$12.49		$11.53
Market Price, End of Period	$8.38		$10.68		N/A		N/A		N/A		N/A

Total Return-NAV (c)	-4.39%		8.62%		4.03%		2.81%		15.10%		8.86%
Total Return-Market Price (c)	-19.19%		-8.73%		NA		NA		NA		NA

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$122,458		$131,945		$137,659		$160,630		$182,008		$160,382
Ratio of gross expenses to average net assets (d)	3.09	% (e,i)	3.87	% (f)	3.03	% (e)	2.74	% (e)	2.95	% (e)	2.67%
Ratio of net expenses to average net assets (d)	2.69	% (e,i)	3.34	% (f)	2.09	% (e)	2.04	% (e)	2.26	% (e)	2.33%
Ratio of net investment income to average net assets (d)	2.31	% (e,i)	2.43	% (f)	3.52	% (e)	3.24	% (e)	2.98	% (e)	3.54%
Portfolio turnover rate	9.11	% (j)	7.12%		5.11%		17.69%		13.72%		2.58%
Loan Outstanding, End of Period (000s)	$10,441		$2,355		$6,664		$—		$—		$13,522
Asset Coverage Ratio for Loan Outstanding (g)	1273%		5702%		2167%		0%		0%		1286%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding (g)	$12,663		$53,778		$20,680		$—		$—		$12,672
Weighted Average Loans Outstanding (000s) (h)	$6,000		$7,500		$4,500		$14,368		$12,330		$12,372
Weighted Average Interest Rate on Loans Outstanding	4.47%		5.14%		4.69%		3.88%		3.41%		3.25%

(a)	Per share amounts are calculated using the annual average shares method, which more appropriately presents the per share data for the period.

(b)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to timing of purchases and redemptions of Fund shares.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(d)	Ratio includes 0.42%, 0.46%, 0.24%, 0.14%, 0.20% and 0.27% for the six months ended March 31, 2020 and years ended September 30, 2019, 2018, 2017, 2016, and 2015, respectively, that attributed to interest expenses and fees.

(e)	Ratio includes 0.01%, 0.05%, 0.21% and 0.21% for the years ended September 30, 2018, 2017, 2016 and the year ended 2015, respectively, that attributed to advisory transition expenses.

(f)	Ratio includes 0.77% for the year ended September 30, 2019 that attributed to reorganization expenses.

(g)	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

(h)	Based on monthly weighted average.

(i)	Annualized.

(j)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)
March 31, 2020

1.	ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The investment objective of the Fund is to seek income. The Fund currently offers one class of shares which commenced operations on December 30, 2011. Prior to March 29, 2019, the Fund offered shares at net asset value plus a maximum sales charge of 5.75%. Oakline Advisors, LLC (the “Advisor”), serves as the Fund’s investment adviser.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08. The following is a summary of significant accounting policies and reporting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund amortizes premiums and discounts using the effective interest rate method. Offering expenses are amortized over 12 months following the time they are incurred.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Security Valuation

Mortgage Notes – The Fund uses an independent third-party pricing service, approved by the Fund’s Board of Trustees (the “Board”), to value its Mortgage Notes on an as needed basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks its pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and market adjustments produces a monthly price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2020

costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Fund’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The valuation inputs and subsequent outputs are reviewed and maintained on a monthly basis. Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing. Financial markets are monitored relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2020, management estimated that the carrying value of cash and cash equivalents, accounts receivable, prepaid expenses and other assets, line of credit payable, payables for securities purchased, accrued

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2020

advisory fees, related party payables, and accrued and other liabilities were at amounts that reasonably approximated their fair value based on their highly-liquid nature and short-term maturities. This is considered a Level 1 valuation technique.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of March 31, 2020 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$127,168,037	$127,168,037
Other Investments	—	—	15,822	15,822
Total	$—	$—	$127,183,859	$127,183,859

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$129,194,075	$440,909	$129,634,984
Net realized gain (loss)	1,155,242	—	1,155,242
Change in unrealized appreciation	(8,313,577)	—	(8,313,577)
Cost of purchases	16,263,100	—	16,263,100
Proceeds from sales and principal paydowns	(11,380,072)	(440,909)	(11,820,981)
Purchase discount amortization	265,091	—	265,091
Net Transfers within level 3	(15,822)	15,822	—
Ending balance	$127,168,037	$15,822	$127,183,859

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2020 is $(6,925,177).

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of March 31, 2020. The table is not all-inclusive, but provides information on the significant Level 3 inputs:

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$127,168,037	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0-47.7%	19.3%
			Deliquency	0-577 days	21 days
			Loan-to-Value	0.3-504.5%	80.9%
			Discount Rate	2.4-16.6%	5.3%
Other Investments	15,822	Market comparable	Sales prices	$41.9 sq/ft	$41.8 sq/ft
Closing Balance	$127,183,859

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2020

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount rate	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Interest Income on Non-Accrual Loans – The Fund discontinues the accrual of interest on loans when, in the opinion of management, there is an assessment that the borrower will likely be unable to meet all contractual payments as they become due.

Credit Facility – On July 20, 2018, the Fund entered into a revolving line of credit agreement with NexBank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement was the lesser of $35 million or 75% of the eligible portion of the Fund’s loans. Borrowings under the Nexbank agreement bear interest at a rate equal to the 30-day LIBOR plus applicable margin of 2.75%, per annum, on the outstanding principal balance. The Nexbank agreement matures on July 17, 2020 and has one one-year extension available. The Nexbank agreement is secured by assets of the Fund.

During the six months ended March 31, 2020 the Fund incurred deferred financing fees of $0. Accumulated amortization of deferred financing fees was $313,013 as of March 31, 2020. The average amount of borrowing outstanding for the period was $6,000,000 and the total interest expense was $139,212. The outstanding balance under the NexBank line of credit was $10,500,000 at March 31, 2020.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2017 - 2019 tax returns, which remain open for examination, or expected to be taken in the Fund’s 2020 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund accounts for interest and penalties for any uncertain tax positions as a component of income tax expense. No interest or penalty expense was recorded during the six months ended March 31, 2020.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2020

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains not previously distributed, if any, annually. The Board’s decision to declare distributions will be influenced by its obligation to ensure that the Fund maintains its federal tax status as a Registered Investment Company (“RIC”). In order to qualify as a RIC, the Fund must derive a minimum of 90% of its income from capital gains, interest or dividends earned on investments and must distribute a minimum of 90% of its net investment income in the form of interest, dividends or capital gains to its shareholders. Otherwise, the Fund may be subject to an excise tax from the IRS.

The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT IN RESTRICTED SECURITIES

The Fund may invest in Restricted Securities (those which cannot be offered for public sale without first being registered under the Securities Act of 1933) that are consistent with the Fund’s investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund would typically have no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act. No such securities were owned by the Fund at March 31, 2020.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

Advisory Fees - Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs certain of the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended March 31, 2020 the Advisor earned advisory fees of $815,241.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in underlying funds, or extraordinary expenses such as litigation and advisor transition expenses) so that the total annual operating expenses of the Fund do not exceed 2.25% of the average daily net assets through September 30, 2020. Waivers and expense reimbursements may be recouped by the Advisor from the Fund within three years of when the amounts were waived only if the Fund expenses are lower than both the lesser of the current expense cap and the expense cap in place at the time of

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2020

waiver. For the six months ended March 31, 2020, the Advisor waived advisory fees of $264,076. Expenses subject to recapture by the Advisor amounted to $1,196,051 that will expire on September 30, 2020, and $1,409,845 that will expire on September 30, 2021, and $692,741 that will expire on September 30, 2022. Effective February 1, 2020, David Aisner no longer served as co-portfolio manager of the Fund as he left the Advisor to pursue other opportunities. Robert J. Chapman, serves as the sole portfolio manager of the Fund. Mr. Chapman is Executive Vice President of the Advisor, Treasurer of the Fund, and Chairman of the Board of Trustees of the Fund.

In addition, certain affiliates provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. For the six months ended March 31, 2020 GFS earned $96,581.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. For the six months ended March 31, 2020 NLCS earned $27,621.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund. For the six months ended March 31, 2020 Blu Giant earned $9,921.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Adviser a quarterly fee of $5,000 and the lead unaffiliated Trustee a quarterly fee of $10,000. Additionally, each unaffiliated Trustee receives $2,500 per meeting as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of investment securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2020 amounted to $16,263,100 and $11,820,981 respectively.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2020

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $114,351,871 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$15,650,422
Unrealized depreciation	(2,818,434)
Net unrealized appreciation	$12,831,988

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2019	September 30, 2018
Ordinary Income	$3,688,381	$5,580,553
Long-Term Capital Gain	2,062,005	1,823,878
	$5,750,386	$7,404,431

As of September 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$328,440	$1,801,906	$—	$—	$—	$21,145,565	$23,275,911

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the adjustments for defaulted bond adjustments.

Permanent book and tax differences, primarily attributable to the book/tax treatment of reclassification of fund distributions and tax adjustments for paydowns resulted in reclassification for the year ended September 30, 2019 as follows:

Paid
In	Accumulated
Capital	Earnings
$(323,663)	$323,663

7.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2020

8.	MARKET RISK AND CORONAVIRUS

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of the U.S., many other nations and the entire global economy, as well as individual mortgage note borrowers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in the U.S., certain other countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

9.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that other than those disclosed in these financial statements, there were no other subsequent events to report through the issuance of these financial statements.

Supplemental Information (Unaudited)(Continued)

Dividend Reinvestment Plan

Unless the registered owner of shares elects to receive cash by contacting the Plan Agent, all dividends declared for the shares of the Fund will be automatically paid in the form of, or reinvested by American Stock Transfer & Trust Company (“AST”) (the “Plan Agent”), agent for shareholders in administering the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional shares of the Fund. If you are a registered owner of shares and elect not to participate in the Plan, you will receive all dividends or other distributions (together, a “dividend”) in cash paid by check mailed directly to you (or, if the shares are held in street or other nominee name, then to such nominee) by AST, as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting AST, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend. Some brokers or other financial intermediaries through which shareholders may hold their shares, may automatically elect to receive cash on the shareholders’ behalf and may reinvest that cash in additional shares of the Fund for the respective shareholders.

The Plan Agent will open an account for each shareholder under the Plan in the same name in which such shareholder’s shares are registered. Whenever the Fund declares a dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere.

Whenever the Fund declares a dividend, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund (newly issued shares) or (ii) by purchase of outstanding shares on the open market (open-market purchases”) on the NYSE or elsewhere. If, on the payment date for any dividend, the closing market price plus estimated brokerage commissions per share is equal to or greater than the NAV per share, the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the Fund’s NAV per share on the payment date. If, on the payment date for any dividend, the NAV per share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s shares are trading at a discount), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Agent will have until the last business day before the next date on which the shares trade on an “ex-dividend” basis or 30 days after the payment date for such dividend, whichever is sooner (the “last purchase date”), to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that

Supplemental Information (Unaudited)(Continued)

the Fund will pay monthly income dividends. If, before the Plan Agent has completed its open-market purchases, the market price per share exceeds the NAV per share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the NAV per share.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any tax that may be payable (or required to be withheld) on such dividends. Accordingly, any taxable dividend received by a participant that is reinvested in additional shares will be subject to U.S. federal (and possibly state and local) income tax even though such participant will not receive a corresponding amount of cash with which to pay such taxes. Participants who request a sale of shares through the Plan Agent are subject to a $15.00 sales fee and pay a brokerage commission of $0.12 per share sold.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at American Stock Transfer & Trust Company, 6201 15th Avenue, Brooklyn, New York 11219; telephone 1-866-277-8243.

PRIVACY NOTICE

Rev. May 2012

FACTS	WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-277-VCIF

Rev. May 2012

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Vertical Capital Income Fund doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the most-recent 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC on a monthly basis on Form N-PORT for the first and third quarters of each fiscal year. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser
Oakline Advisors, LLC
14675 Dallas Parkway, Suite 600
Dallas, Texas 75254

Administrator
Gemini Fund Services, LLC
4221 North 203rd St., Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. None

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, Principal Executive Officer/President

Date 5/29/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, Principal Executive Officer/President

Date 5/29/20

By (Signature and Title)

* /s/ Robert Chapman

Robert Chapman, Principal Financial Officer/Treasurer

Date 5/29/20

* Print the name and title of each signing officer under his or her signature.